Basis Of Presentation And Consolidation Scope	12 Months Ended
Dec. 31, 2024
Basis of presentation and consolidation scope [Abstract]
Disclosure of basis of presentation and consolidation scope [Text Block]
SECTION 1: BASIS OF PRESENTATION AND CONSOLIDATION SCOPE
The information deemed necessary before reading Ferrovial SE consolidated financial statements is set out in this section.
BASIS OF PRESENTATION
Basis of presentation
The consolidated financial statements of Ferrovial SE and its subsidiaries and investees (hereinafter referred to as “Ferrovial”, the "Ferrovial Group", the "Group" or "FSE Group") have been prepared in accordance with the International Financial Reporting Standards (hereinafter, "IFRS") as issued by the International Accounting Standards Board (“IASB”). Accounting policies applied are explained in Note 1.3.
Group reorganization
As described in Ferrovial SE 2023 consolidated financial statements, on February 28, 2023, Ferrovial’s Board of Directors approved the common terms of the cross-border merger of Ferrovial, S.A., the Spanish listed company and ultimate parent company of the Ferrovial Group, into its wholly-owned Dutch subsidiary Ferrovial International SE, which was finally completed on June 16, 2023. As a result of this transaction, the new parent company of the Ferrovial Group was Ferrovial SE (or "FSE"), a European public limited company ("Societas Europaea") domiciled in the Netherlands and currently listed in United States, Spain and The Netherlands. All the information included in the different reporting periods corresponds with the historical consolidated information of Ferrovial group, without any adjustments in the value of assets and liabilities, as the combined entity is considered a continuation of the former parent company Ferrovial, S.A. (Note 1.1.2).
This type of reorganization was not considered a business combination under IFRS 3 and is not specifically covered under IFRS. Therefore, pooling of interest or predecessor accounting was applied. This was the approach adopted because the combined entity was considered a continuation of the Group headed by Ferrovial S.A., and it had only changed the location of its resources within the Group. Moreover, this approach provides useful information about the combined company and allows for users of financial information to understand the performance of the underlying business (Note 1.1.2).
The Group’s activities
The four business lines, which constitute its reporting segments under IFRS 8, are the following: Construction, Toll Roads, Airports and Energy.
For the purpose of understanding these consolidated financial statements, it should be noted that part of the activity carried out by the Group’s business divisions consists of the development of infrastructure projects, primarily in the toll roads and airports business lines, but also in the construction and energy activities. In order to aid understanding of the Group’s financial performance, these consolidated financial statements disclose separately the impact of projects of this nature in different lines of the financial statements (see Note 1.1.4).
It should also be noted that the Group has relevant equity-accounted participations, mostly related to infrastructures assets (see note 1.1.4).
Main divestment and investment transactions in 2024
On December 12, 2024, following satisfaction of applicable regulatory conditions, Ferrovial has completed the sale of 19.75% of the share capital of FGP Topco, which is the direct shareholder of Heathrow Airports Holdings Limited (HAH), the owner of Heathrow Airport in London (UK), to Ardian and The Public Investment Fund (PIF), with a capital gain of EUR 2,023 million. As a result, Ferrovial now holds shares representing 5.25%, recognized as a financial asset at fair value through the income statement (see note 1.1.5) generating an additional positive impact of EUR 547 million.
Additionally, on June 13, Ferrovial acquired 23.99% direct ownership interest in IRB Infrastructure Trust (Private InvIT), a subsidiary of IRB Infrastructure Developers Limited (Note 1.1.5), which manages a portfolio of 15 toll road concessions in India.
Going concern evaluation
Note 1.2 analyses the Group´s capacity to continue operating under the going concern principle, analyzing liquidity, future cash requirements as well as other external factors that could compromise this principle, concluding that no material uncertainties exist about the group´s ability to continue on a going concern basis.
Judgements and estimates
Ferrovial's main estimates when measuring its assets, liabilities, revenues, expenses and commitments are detailed in Note 1.3.4.
Foreign exchange effect
While euro is Ferrovial’s functional currency, most of its activities are carried out in countries outside the eurozone. Note 1.4 analyses the impact on the consolidated financial statements of changes in the main currencies where the Group operated in 2024, 2023 and 2022.